GOODWILL (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Gross amount: Beginning balance	$ 135,165,881	$ 135,424,953
Exchange differences	(5,494,065)	(259,072)
Gross amount: Ending balance	129,671,816	135,165,881
Accumulated impairment loss: Beginning balance	(45,146,773)	(45,158,324)
Exchange differences	244,946	11,551
Accumulated impairment loss: Ending balance	(44,901,827)	(45,146,773)
Goodwill, net	84,769,989	90,019,108
Internet Games [Member]
Goodwill [Line Items]
Gross amount: Beginning balance	70,315,547	70,506,823
Exchange differences	(4,056,333)	(191,276)
Gross amount: Ending balance	66,259,214	70,315,547
Accumulated impairment loss: Beginning balance	(3,270,905)	(3,279,803)
Exchange differences	188,691	8,898
Accumulated impairment loss: Ending balance	(3,082,214)	(3,270,905)
Goodwill, net	$ 63,177,000	$ 67,044,642
Internet Games [Member] | Goodwill [Member]
Goodwill [Line Items]
Discounted cash flow rate	27.00%	27.00%
Terminal value growth rate	3.00%	3.00%
Mobile Games [Member]
Goodwill [Line Items]
Gross amount: Beginning balance	$ 20,827,251	$ 20,882,730
Exchange differences	(1,176,551)	(55,479)
Gross amount: Ending balance	$ 19,650,700	$ 20,827,251
Accumulated impairment loss: Beginning balance
Exchange differences
Accumulated impairment loss: Ending balance
Goodwill, net	$ 19,650,700	$ 20,827,251
Mobile Games [Member] | Goodwill [Member]
Goodwill [Line Items]
Discounted cash flow rate	26.00%	26.00%
Terminal value growth rate	3.00%	3.00%
WVAS [Member]
Goodwill [Line Items]
Gross amount: Beginning balance	$ 44,023,083	$ 44,035,400
Exchange differences	(261,181)	(12,317)
Gross amount: Ending balance	43,761,902	44,023,083
Accumulated impairment loss: Beginning balance	(41,875,868)	(41,878,521)
Exchange differences	56,255	2,653
Accumulated impairment loss: Ending balance	(41,819,613)	(41,875,868)
Goodwill, net	$ 1,942,289	$ 2,147,215
WVAS [Member] | Goodwill [Member]
Goodwill [Line Items]
Discounted cash flow rate	26.00%	26.00%
Terminal value growth rate	1.00%	1.00%